Fair Value Measurements - Schedule of Company's Derivative Assets and Liabilities Measured at Fair Value (Detail) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash and marketable securities held in Trust Account	$ 232,582,684	$ 0
Derivative liabilities - Private Placement Warrants	15,986,668	0
Fair Value, Inputs, Level 1 [Member]
Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash and marketable securities held in Trust Account	232,582,684	0
Fair Value, Inputs, Level 3 [Member]
Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative liabilities - Private Placement Warrants	$ 15,986,668	$ 0